SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - SHARE REPURCHASE PROGRAM (Details)	12 Months Ended
	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2014 USD ($) shares	Dec. 28, 2015 USD ($)	Aug. 24, 2015 USD ($)	Dec. 18, 2014 USD ($)
Share Repurchase Program
Shares repurchased, value | ¥	¥ 39,402,000		¥ 93,891,000
2014 Share Repurchase Plan
Share Repurchase Program
Shares repurchased, value			63,375,000	$ 10,000,000	¥ 0	$ 0
August 2015 Share Repurchase Plan
Share Repurchase Program
Shares repurchased, value			¥ 30,516,000	$ 4,815,000
ADS | 2014 Share Repurchase Plan
Share Repurchase Program
Repurchases authorized (in US$) | $									$ 10,000,000
Number of shares repurchased | shares			1,300,715	1,300,715	0	0
ADS | August 2015 Share Repurchase Plan
Share Repurchase Program
Repurchases authorized (in US$) | $								$ 6,000,000
Number of shares repurchased | shares	166,802	166,802	626,295	626,295
Shares repurchased, value	¥ 7,659,000	$ 1,185,000
ADS | December 2015 Share Repurchase Plan
Share Repurchase Program
Repurchases authorized (in US$) | $							$ 5,000,000
Number of shares repurchased | shares	691,364	691,364
Shares repurchased, value	¥ 31,743,000	$ 4,912,000